Financial assets and liabilities - Summary of maturities of borrowings (excluding lease liabilities) and exposure to interest rates (Detail) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 3,154,077	$ 1,448,567
Fixed interest [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	2,730,058	1,422,724
Variable interest [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	424,019	25,843
Less than 1 year [member] | Fixed interest [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	322,766	45,381
Less than 1 year [member] | Variable interest [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	27,329	843
From 1 to 2 years [member] | Fixed interest [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	348,369	185,356
From 1 to 2 years [member] | Variable interest [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	105,677	25,000
From 2 to 5 years [member] | Fixed interest [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	392,044	404,395
From 2 to 5 years [member] | Variable interest [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	291,013	0
Over 5 years [member] | Fixed interest [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	1,666,879	787,592
Over 5 years [member] | Variable interest [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 0	$ 0